Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets	12 Months Ended
Dec. 31, 2021
Copyright [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	10 years
Trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	10 years
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	10 years
Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	10 years
Technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	7 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of weighted average economic lives of intangible assets [Line Items]
Intangible assets	5 years